Mineral properties, plant and equipment (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion expense	$ 62,761	$ 23,603
Mineral Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized stripping costs at Abore pit	50,700	58,900
Pre-stripping costs		33,200
Depreciation and depletion expense	62,900
Depreciation and depletion capitalized to inventories	$ 12,400	$ 2,800